Financial instruments - additional disclosures (Details 4) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		$ 50
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		50
Marketable securities and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 57	106
Marketable securities and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	57	106
Long- term financial investments at fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,751	1,680
Long- term financial investments at fair value [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	202	210
Long- term financial investments at fair value [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	791	799
Long- term financial investments at fair value [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	758	671
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	88	109
Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	101	120
Equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	27	42
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		50
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		50
Level 1 of fair value hierarchy [member] | Long- term financial investments at fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	274	208
Level 1 of fair value hierarchy [member] | Long- term financial investments at fair value [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	19	15
Level 1 of fair value hierarchy [member] | Long- term financial investments at fair value [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	255	193
Level 1 of fair value hierarchy [member] | Equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	15	24
Level 2 of fair value hierarchy [member] | Marketable securities and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	57	106
Level 2 of fair value hierarchy [member] | Marketable securities and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	57	106
Level 2 of fair value hierarchy [member] | Long- term financial investments at fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	7
Level 2 of fair value hierarchy [member] | Long- term financial investments at fair value [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	7
Level 3 of fair value hierarchy [member] | Long- term financial investments at fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,470	1,465
Level 3 of fair value hierarchy [member] | Long- term financial investments at fair value [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	183	195
Level 3 of fair value hierarchy [member] | Long- term financial investments at fair value [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	529	599
Level 3 of fair value hierarchy [member] | Long- term financial investments at fair value [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	758	671
Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	88	109
Level 3 of fair value hierarchy [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	101	120
Level 3 of fair value hierarchy [member] | Equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 12	$ 18